DEFERRED REVENUES	12 Months Ended
Dec. 31, 2022
DEFERRED REVENUES
DEFERRED REVENUES

11— DEFERRED REVENUES

Deferred revenues consist of the following:

	December 31,
	2022	2021
Deferred revenues on maintenance contracts	1,803	1,624
Deferred revenue on RPP	517	315
Deferred revenue on sale of devices	83	114
Deferred revenue on extension of warranty, included in sales contracts	535	740
Deferred revenue on treatment probe lease and other	1,376	1,055
Total	4,314	3,848
Less long term portion	(264)	(440)
Current portion	4,050	3,408

Deferred revenue on extension of warranty will be recognized over the following periods:

December 31,
2022
2023	302
2024	145
2025	84
2026	5
2027	—
2028 and thereafter	—
Total	535

Changes in deferred revenue on extension of warranty are as follows:

Total
Balance as of December 31, 2020	782
New extension of warranty	256
Recognition of revenue	(298)
Balance as of December 31, 2021	740
New extension of warranty	162
Recognition of revenue	(367)
Balance as of December 31, 2022	535